      As filed with the Securities and Exchange Commission on June 5, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                  Simon D. Collier, Principal Executive Officer
                               Two Portland Square
                              Portland, Maine 04101
                                  207-553-7110

                      Date of fiscal year end: September 30

           Date of reporting period: October 1, 2007 - March 31, 2008

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
March 31, 2008
(Unaudited)

                                        [LOGO]

GrisantiBrown
  Value Fund

INVESTOR CLASS
I SHARES CLASS

Table of Contents


                    A Message to Our Shareholders......  1

                    Schedule of Investments............  5

                    Statement of Assets and Liabilities  6

                    Statement of Operations............  7

                    Statements of Changes in Net Assets  8

                    Financial Highlights...............  9

                    Notes to Financial Statements...... 11

                    Additional Information............. 14

                                                      GRISANTI BROWN VALUE FUND
                                                  A MESSAGE TO OUR SHAREHOLDERS
                                                                 MARCH 31, 2008

We are pleased to present the Grisanti Brown Value Fund semi-annual report from October 1, 2007 through March 31, 2008. What follows is a description of some of the market actions that occurred and some of the portfolio decisions we made for the Fund during this time.

So, how about some good news?

You already know that the economy is in bad shape and getting worse. Indiscriminate credit standards have sent home prices into decline. Bear Stearns was just taken over at pennies on the dollar. Unemployment is starting to rise sharply. Feeling good yet? Of course not, and neither are we. But as investors it is important to appreciate that everyone is more than aware of these ugly headlines. In fact, we believe pessimism about our economic future is at its highest level in recent memory, and this dire outlook has worked its way into stock prices. The broad U.S. market is down more than 18% from its highs, while certain sectors have declined by much more. The good news is that in our opinion this has created the best environment for buying stocks in quite awhile. We are using our cash horde, assembled from the sale of certain financial stocks last Fall, to take advantage of the opportunities in a deliberate manner. While we are not buying stocks indiscriminately, we do believe that carefully chosen investments made at this time will produce rich rewards over the next several years. PLEASE NOTE: NO ASSURANCE CAN BE GIVEN THAT THESE FAVORABLE RESULTS WILL OCCUR.

Our own internal valuation model estimates the aggregate appreciation potential for the Fund's holdings is the greatest it has been since the market lows in 2002. While this timeframe predates the inception of the Fund, we feel it will give you a better understanding of the thought processes we utilized for our separately managed accounts during a similarly challenging market period. Our model, which is used for both the Fund and our separately managed accounts, estimates the potential three-year price appreciation of each stock in the Fund by comparing our internal earnings or asset value estimates (depending on the valuation rationale of each investment) to the historical average for such companies. We then calculate a target price by assuming that each stock rises to its average historical valuation based on our three-year-forward earnings or asset value estimates. Finally, we take that target price and compare it to the current market price. The result is the highest three year appreciation potential for Grisanti Brown & Partners since 2002 and the second highest since we started our firm in 1999. At the end of the last bear market in 2002, our portfolio was suffering much like today, but sticking with our investments at that gloomy time led to strong appreciation over our three-year investment horizon and significant outperformance versus the market. WE WANT TO EMPHASIZE THAT THIS ANALYSIS IS USEFUL MORE AS A RELATIVE TOOL. IT ALLOWS US TO SAY THAT THE DISCREPANCY BETWEEN CURRENT DEPRESSED PRICES AND OUR ESTIMATION OF FUTURE VALUE IS THE LARGEST SINCE THE BOTTOM OF THE LAST BEAR MARKET

How can we sound so confident when the market - and the Fund - had its worst quarter since the Fund's inception in October 2005? We believe that the first quarter of 2008 was a speculator's dream but an investor's nightmare. Speculators focus on short term opportunities and welcome extreme swings in price. They love volatility, and by at least one measure this was the most volatile quarter since 1938./1/ As value investors, we take a different view. We monitor the long-term value of our portfolio companies not by minute-by-minute price setting but by evaluating the cash they produce over time. After all, if you owned a business, you wouldn't value its true worth by the emotional bids you might get during a financial crisis, but by how profitable it is now and will be in the future. We stand by this investment philosophy even though it did not fare well this quarter. We are looking for investments that will be worth significantly more in three to four years than they are now, even if the current short-term environment is not favorable. In fact, often these companies have become attractive investments BECAUSE THE SHORT-TERM ENVIRONMENT IS UNFAVORABLE. In order to explain how short-term problems can create long-term opportunities, we'd ask you to come with us to the cornfields of Southern Illinois.

The gray-brown, absolutely flat land surrounding Decatur, Illinois, is barren now, but will be planted by the end of April with corn and soybeans. We spent two days there last week with the management of one of our largest investments, ARCHER DANIELS MIDLAND. ADM tells us that they 'touch' a third of all the corn and soybeans in the United States, either by actually processing those grains into something else, or storing and delivering them all over the world. A speculator would not like ADM right now, because corn prices are up to record levels. That means that ADM, which buys corn in order to make ethanol and high fructose corn syrup (HFCS), is suffering a margin squeeze. For that reason, the stock was off 11% in the quarter, and was a principal reason we underperformed the market in the quarter./2/ We think the market reaction is short sighted. Corn prices are skyrocketing

------------------
/1/ This quarter had the most 1%-plus daily swings since 1938. One extreme but not unique example of the extreme volatility was the stock of Fannie Mae, which was up 89% in three days [from March 17 to March 19], but still finished the quarter down 33% from January 1/st/. This volatility was particularly acute in the financial sector.
/2/ While our ADM investment has adversely affected our quarterly performance, it has been a successful investment since initial purchase about a year ago, up 18%.

GRISANTI BROWN VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2008

because large-scale ethanol production is a new driver of demand, and record corn production in 2007 could not satisfy both the food and biofuel needs. ADM explains that VOLUMES of corn are up 30% from three years ago. Over time, either because corn prices decline or (we think more likely) ethanol and HFCS prices increase, margins at ADM will stabilize. If ethanol and HFCS prices increase to relieve the margin squeeze, the effect on earnings is quite benign. If you make, for example, a 5% profit on corn at $2.25 a bushel (its price in 2005), you make about 11.5 cents. If you earn the same 5% margin at $6 a bushel (today's price), you make 30 cents. ADM processes 2 million bushels a day, and ships and stores an additional 6 million.

When ADM's margins return to normal (and we won't bore you here with the reasons why we are confident they will, but suffice it to say, margins have always normalized in the past), its profit should be more than double what it was three years ago due to both higher prices and higher volumes. When we spoke with members of management - from the CEO and CFO to the director of corn operations - they continue to be confident that the long term thesis is intact, and we concur. In the first quarter of 2008, the stock was down as speculators were scared by high corn prices. This hurt the Fund in the short run, but as investors we are staying the course.

In fact, we are pleased not just with the prospects for ADM, but with all of the Fund holdings as well. The stocks that hurt us during this quarter were not credit-burdened issues embroiled in the financial crisis, but were rather the winners of 2007. We believe these stocks are still cheap and filled with long-term promise, even while they are temporarily out of favor in a market that has been fickle and extremely volatile. FOSTER WHEELER, KBR and Archer Daniels Midland were up 105%, 78% and 33% respectively in 2007, but in the first quarter of 2008 they cost the Fund a total of 4.69%. In March, after the rescue of Bear Stearns, financial stocks surged, but virtually all stocks having to do with commodities plunged. For several quarters we have been writing of the virtues of companies like ADM, Foster Wheeler and KBR that are ancillary plays on the scarcity of resources. We don't think that theme is over, and we do not lose sleep over these investments; they just had a bad quarter. As investors we are patient. While our patience is not limitless, the critical question for us is whether our investment thesis for each of the Fund's holdings remains intact. We believe it does.

We have accrued a large cash position as we assess the current market, a by-product of the sale of a number of financial stocks last Fall. We are not afraid to use that cash, and we believe the market will provide opportunities in the near term. Always with the caveat that market conditions can change rapidly, we do expect cash balances to be significantly lower by the end of the second quarter. There is a saying that a good investor should be fearful when everyone is greedy, and should be greedy when everyone is fearful. We believe that over the past six months fear is becoming the dominant emotion, and that very compelling bargains are being created for investors with the cash to take advantage of them./3/ In this quarter we have started to deploy the cash by initiating positions in two such investments, BOEING and INGERSOLL RAND.

Boeing is a classic Grisanti Brown investment. It is a well-managed, market leading company that usually trades at an expensive multiple of earnings. At present it is faced with near term uncertainty, and the stock has declined over 30% from recent highs. Yet its long-term future as a jet manufacturer and defense contractor seems strong. The bulls and the bears surrounding Boeing agree on the critical issue: the fate of Boeing rests on its ability to produce its new aircraft, the 787 "Dreamliner". The stock is down because the company has announced delays on the testing and delivery of the 787, and production glitches mean more delays ahead. We purchased the stock after its decline because we believe the new plane will, over time, be seen as a revolutionary new aircraft, as radical a departure from current air travel as the 747 was when it was introduced in 1970./4/ It already has resulted in the most pre-delivery orders of any large aircraft, and if you want one, you're going to have to get in line, because they are sold out until 2016. The morning this letter "went to press" Boeing announced that the plane would indeed be delayed about six more months, well within expectations, and the stock is up sharply on the news. We now expect first flight to occur in the fourth quarter and first delivery sometime in mid-2009. This new six-month delay is already built into our estimates, and while it will hurt earnings in 2009, when the plane eventually starts to fly and manufacturing ramps up, we think the stock will perform exceptionally well. With the stock in the mid-70s, the company could earn more than $10 a share by the time it gets back on

------------------
/3/ Jamie Dimon, CEO of JP Morgan Chase, was one such investor, who hoarded his cash and pounced at the opportunity to acquire Bear Stearns in a fire sale. /4/ The 787 Dreamliner is 30% lighter than the 767 it replaces, meaning enormous fuel savings. It's lighter because 50% of the weight, including the wings and the fuselage, is made of composite material, which also delivers much lower maintenance costs than steel or aluminum. The plane has large windows inside, a flatter, more oval shape (no more sitting in a 'tube'), more humidity, and the most up-to-date computer technology for both the flight crew and the passengers. Take a look at www.newairplane.com.

                                                      GRISANTI BROWN VALUE FUND
                                                  A MESSAGE TO OUR SHAREHOLDERS
                                                                 MARCH 31, 2008

schedule to deliver over 100 Dreamliners a year in the 2010-2011 time frame. If it sold at 14 times those earnings, a multiple lower than its historical average, the stock would appreciate 86% from current levels. Again, this is an example of short term difficulties providing a long-term opportunity.

As we noted in our last letter, portfolio holding TRANE announced it entered into a merger agreement with Ingersoll-Rand. This deal was a transformational deal for Ingersoll because Trane will account for 46% of the combined company's revenue. Certain Ingersoll shareholders were not pleased that the company made such a transaction and the shares declined from $50 to a low of $35. Being enthusiastic Trane shareholders, we viewed the price paid for Trane as "fair" and used this time of turmoil to do work on Ingersoll. We believe this is an exciting investment opportunity in an otherwise risky market. The new company will have about two-thirds of its revenues coming from the climate control business, which is Trane, Hussmann (refrigerated display cases), and Thermo King (refrigerated transportation). We continue to believe that Trane HVAC (heating, ventilating and air conditioning) is a great business and will continue to improve as "energy efficiency" plays out on a worldwide scale. The other two parts of climate control will benefit as the world continues to develop and there is more need to transport and store food, or build out the "cold chain". Ingersoll has estimated that there are $300 million of cost savings that the company plans on achieving by 2010. We feel that this is a conservative estimate. Management has given guidance for earnings per share in 2008 of $3.80 to $3.90, which is based on the Trane deal closing at the end of May; however, we believe it is important to look at what the company could earn if Trane and Ingersoll operated as a combined company for all of 2008. Under this scenario we forecast earnings of $4.10. More importantly, we feel the company will earn close to $5 in 2009. The shares are currently trading at 9x our 2009 estimate, representing a discount to average valuation of more than 50%.

In the last week of the quarter, one of us was lucky enough to attend the swearing-in of new U.S. citizens at the Federal courthouse in New York City. The ceremony was, if anything, more meaningful for its bureaucratic ordinariness. It is a weekly affair held every Friday morning; there was no one famous in a very crowded courtroom. One of us had a friend who was finishing his 12-year odyssey from undocumented alien to legal resident to citizen. The stock market was in turmoil and Bear Stearns had just collapsed. The fate of the U.S. housing market seemed very much unknown. Yet, 352 people from 58 different countries raised their right hands and swore allegiance to the United States - including an explicit obligation to bear arms in her defense. At that moment even the most cynical among us could not help but be struck by a sense of long-term promise, and, as the poet Thomas Hardy put it, "some blessed hope whereof [they] knew and I was unaware."/5/

We thank you for your support in these trying times. We look forward to continuing our work, which we believe will lead to more profitable reports in the future.

                 /s/Christopher C.       /s/Vance C. Brown
              Grisanti
              Christopher C. Grisanti         Vance C. Brown
                 Portfolio Manager          Portfolio Manager
              /s/Jared S. Leon
                                Jared S. Leon
                              Portfolio Manager

   GRISANTI BROWN & PARTNERS LLC - ADVISER TO THE GRISANTI BROWN VALUE FUND


------------------
/5/ Thomas Hardy, "The Darkling Thrush", written upon the turn of the Nineteenth Century, amid a time of economic gloom. This is a great poem to read for those looking for a little optimism among the bad news. Read the entire 32-line poem at //rpo.library.utoronto.ca/poem/917.html.

GRISANTI BROWN VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2008

THE VIEWS PRESENTED IN THE LETTER WERE THOSE OF THE FUND MANAGERS AS OF
MARCH 31, 2008 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS LETTER IS FIRST PUBLISHED OR AT ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST THE SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. NONE OF THE INFORMATION PRESENTED SHOULD BE CONSTRUED AS AN OFFER TO SELL OR RECOMMENDATION OF ANY SECURITY MENTIONED HEREIN.

AS A NON-DIVERSIFIED FUND, THE FUND MAY FOCUS A LARGER PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF FEWER ISSUERS. CONCENTRATION OF THE FUND IN A LIMITED NUMBER OF SECURITIES EXPOSES THE FUND TO GREATER MARKET RISK THAN IF ITS ASSETS WERE DIVERSIFIED AMONG A GREATER NUMBER OF ISSUERS. INVESTMENTS IN SMALLER COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCK.

BEFORE INVESTING, YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY VISITING THE FUND'S WEBSITE AT WWW.GBPFUNDS.COM OR BY CALLING (866) 775-8439. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                                                      GRISANTI BROWN VALUE FUND
                                                        SCHEDULE OF INVESTMENTS
                                                                 MARCH 31, 2008

                                 SECURITY
             SHARES             DESCRIPTION                VALUE
             ------- ---------------------------------- -----------
             COMMON STOCK 79.9%

             CAPITAL GOODS 21.5%
              32,700 Boeing Co.                         $ 2,431,899
              27,900 Foster Wheeler, Ltd. (a)             1,579,698
              61,750 Honeywell International, Inc.        3,483,935
              24,300 Ingersoll-Rand Co., Ltd.             1,083,294
              83,400 KBR, Inc.                            2,312,682
                                                        -----------
                                                         10,891,508
                                                        -----------

             CONSUMER DISCRETIONARY 10.6%
              78,800 Trane, Inc.                          3,616,920
              38,401 WABCO Holdings, Inc.                 1,751,854
                                                        -----------
                                                          5,368,774
                                                        -----------

             CONSUMER STAPLES 15.3%
              94,200 Archer-Daniels-Midland Co.           3,877,272
             104,325 Comcast Corp., Class A               2,017,645
             129,750 Time Warner, Inc.                    1,819,095
                                                        -----------
                                                          7,714,012
                                                        -----------

             ENERGY 6.7%
             102,150 Williams Cos., Inc.                  3,368,907
                                                        -----------

             FINANCIAL SERVICES 4.0%
              46,700 American International Group, Inc.   2,019,775
                                                        -----------

             TECHNOLOGY 15.4%
             127,200 Cisco Systems, Inc. (a)              3,064,248
              54,100 Hewlett-Packard Co.                  2,470,206
              80,250 Microsoft Corp.                      2,277,495
                                                        -----------
                                                          7,811,949
                                                        -----------

             UTILITIES 6.4%
             408,800 Dynegy, Inc., Class A (a)            3,225,432
                                                        -----------
             Total Common Stock (Cost $38,271,118)       40,400,357
                                                        -----------

                                            SECURITY
                       PRINCIPAL           DESCRIPTION              VALUE
                       ---------           -----------           -----------
                       Other Assets and Liabilities, Net - 20.1%  10,174,411
                                                                 -----------
                       TOTAL NET ASSETS - 100.0%                 $50,574,768
                                                                 ===========

------------------
(a)Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation              $ 5,277,433
            Gross Unrealized Depreciation               (3,148,194)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $ 2,129,239
                                                       ===========

                             % OF TOTAL NET ASSETS

                                    [CHART]


Capital Goods                                                    21.5%
Technology                                                       15.4%
Consumer Staples                                                 15.3%
Consumer Discretionary                                           10.6%
Energy                                                            6.7%
Utilities                                                         6.4%
Financial Services                                                4.0%
Net Other Assets and Liabilities                                 20.1%

                     See Notes to Financial Statements. 5

GRISANTI BROWN VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008

     ASSETS
         Total investments, at value (Cost $38,271,118)       $40,400,357
         Cash                                                  10,138,668
         Receivables:
            Fund shares sold                                        1,518
            Dividends and interest                                 41,043
         Prepaid expenses                                          20,682
                                                              -----------
     Total Assets                                              50,602,268
                                                              -----------

     LIABILITIES
         Accrued Liabilities:
            Investment adviser fees                                10,595
            Trustees' fees and expenses                                16
            Compliance services fees                                2,692
            Other                                                  14,197
                                                              -----------
     Total Liabilities                                             27,500
                                                              -----------

     NET ASSETS                                               $50,574,768
                                                              ===========

     NET ASSETS REPRESENT
         Paid-in capital                                      $53,947,493
         Accumulated net investment income (loss)                    (730)
         Accumulated net realized gain (loss) on investments   (5,501,234)
         Net unrealized appreciation on investments             2,129,239
                                                              -----------

     NET ASSETS                                               $50,574,768
                                                              ===========

     COMPUTATION OF NET ASSET VALUE AND
        OFFERING PRICE PER SHARE
         I Shares Class:
            Net Assets                                        $50,570,387
            Shares outstanding                                  5,023,754
            Net asset value per share                         $     10.07
         Investor Class:
            Net Assets                                        $  4,380.72
            Shares outstanding                                     435.26
            Net asset value per share                         $     10.06

                     6   See Notes to Financial Statements.

                                                      GRISANTI BROWN VALUE FUND
                                                        STATEMENT OF OPERATIONS
                                                SIX MONTHS ENDED MARCH 31, 2008


INVESTMENT INCOME
    Dividends from income                                                $    305,235
    Interest income                                                            94,642
                                                                         ------------
Total Investment Income                                                       399,877
                                                                         ------------

EXPENSES
    Investment adviser fees                                                   238,918
    Administrator fees                                                         62,404
    Accountant fees                                                             4,563
    Transfer agency fees
       I Shares Class                                                           5,846
       Investor Class                                                             252
    Professional fees                                                          20,261
    Custodian fees                                                              5,622
    Registration fees                                                          10,789
    Trustees' fees and expenses                                                 1,540
    Reports to shareholders                                                     9,404
    Compliance services fees                                                   16,522
    Miscellaneous expenses                                                      3,912
                                                                         ------------
Total Expenses                                                                380,033
    Fees waived and reimbursed                                               (101,761)
                                                                         ------------
Net Expenses                                                                  278,272
                                                                         ============

NET INVESTMENT INCOME (LOSS)                                                  121,605
                                                                         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain (Loss) on investments                                (5,279,484)
    Net Change in Unrealized Appreciation (Depreciation) on investments    (4,880,427)
                                                                         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (10,159,911)
                                                                         ------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $(10,038,306)
                                                                         ============

                     See Notes to Financial Statements. 7

GRISANTI BROWN VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS ENDED     YEAR ENDED
                                                                                  MARCH 31, 2008  SEPTEMBER 30, 2007
                                                                                 ---------------- ------------------
OPERATIONS:
    Net investment income/(loss)                                                   $    121,605      $    329,526
    Net realized gain/(loss) on investments                                          (5,279,484)        1,611,805
    Net change in unrealized appreciation/(depreciation) on investments              (4,880,427)        4,965,404
                                                                                   ------------      ------------
Net Increase/(Decrease) in Net Assets from Operations                               (10,038,306)        6,906,735
                                                                                   ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income
       I Shares Class                                                                  (399,287)         (151,820)
    Net realized gains
       I Shares Class                                                                (1,639,456)               --
                                                                                   ------------      ------------
Net increase/(decrease) in net assets from distributions                             (2,038,743)         (151,820)
                                                                                   ============      ============

CAPITAL SHARE TRANSACTIONS:
    Sale of Shares
       I Shares Class                                                                 1,594,878        13,589,370
       Investor Class                                                                     5,010                --
    Reinvestment of distributions
       I Shares Class                                                                 1,991,147           141,483
    Redemption of Shares
       I Shares Class                                                                (3,101,377)      (11,248,332)
                                                                                   ------------      ------------
Increase/(Decrease) from Capital Transactions                                           489,658         2,482,521
                                                                                   ------------      ------------
Increase/(Decrease) in Net Assets                                                   (11,587,391)        9,237,436
                                                                                   ------------      ------------

NET ASSETS:
    Beginning of period                                                              62,162,159        52,924,723
                                                                                   ------------      ------------
    End of period (a)                                                              $ 50,574,768      $ 62,162,159
                                                                                   ============      ============

SHARES ISSUED & REDEEMED
    Sale of Shares
       I Shares Class                                                                   144,617         1,125,050
       Investor Class                                                                       435                --
    Reinvestment of distributions
       I Shares Class                                                                   175,327            11,606
    Redemption of Shares
       I Shares Class                                                                  (270,189)         (900,806)
                                                                                   ------------      ------------
Increase (Decrease) in Shares                                                            50,190           235,850
                                                                                   ------------      ------------
(a) Accumulated undistributed (distributions in excess of) net investment income   $       (730)     $    276,952
                                                                                   ============      ============

                     8   See Notes to Financial Statements.

                                                      GRISANTI BROWN VALUE FUND
                                                           FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding of the Fund throughout each period.

I SHARES CLASS                                                                             OCTOBER 21, 2005 (A)
                                                       SIX MONTHS ENDED     YEAR ENDED           THROUGH
                                                        MARCH 31, 2008  SEPTEMBER 30, 2007  SEPTEMBER 30, 2006
                                                       ---------------- ------------------ --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 12.50           $ 11.17             $ 10.00
                                                           -------           -------             -------

OPERATIONS
Net investment income (loss) (b)                              0.02              0.07                0.04
Net realized and unrealized gain (loss) on investments       (2.03)             1.29                1.14
                                                           -------           -------             -------
Total from Investment Operations                             (2.01)             1.36                1.18
                                                           -------           -------             -------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                        (0.08)            (0.03)              (0.01)
Net realized gain on investments                             (0.34)                -                   -
                                                           -------           -------             -------

NET ASSET VALUE, END OF PERIOD                             $ 10.07           $ 12.50             $ 11.17
                                                           =======           =======             =======

TOTAL RETURN (c)                                            (16.48%)           12.20%              11.78%

RATIO/SUPPLEMENTARY DATA:
Net Assets at End of Period (000's omitted)                $50,570           $62,162             $52,925
Ratios to average net assets (d):
    Net expenses                                              0.99%             1.19%               1.50%
    Gross expenses (e)                                        1.34%             1.40%               1.82%
    Net investment income (loss)                              0.43%             0.53%               0.35%

PORTFOLIO TURNOVER RATE (c)                                     27%               58%                 50%

------------------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Not annualized for periods less than one year.
(d)Annualized for periods less than one year.
(e)Reflects the expense ratio excluding any waivers and/or reimbursements.

                     See Notes to Financial Statements. 9

GRISANTI BROWN VALUE FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding of the Fund throughout the period.

  INVESTOR CLASS                                         DECEMBER 31, 2007 (A)
                                                                THROUGH
                                                            MARCH 31, 2008
                                                         ---------------------
  NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.51
                                                                -------

  OPERATIONS
  Net investment income (loss) (b)                                    -
  Net realized and unrealized gain (loss) on investments          (1.45)
                                                                -------
  Total from Investment Operations                                (1.45)
                                                                -------

  NET ASSET VALUE, END OF PERIOD                                $ 10.06
                                                                =======

  TOTAL RETURN (c)                                               (12.60%)

  RATIO/SUPPLEMENTARY DATA:
  Net Assets at End of Period (000's omitted)                   $     4
  Ratios to average net assets (d):
      Net expenses                                                 1.25%
      Gross expenses (e)                                         438.14%
      Net investment income (loss)                                 0.00%

  PORTFOLIO TURNOVER RATE (c)                                        27%

------------------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Not annualized for periods less than one year.
(d)Annualized for periods less than one year.
(e)Reflects the expense ratio excluding any waivers and/or reimbursements.

                     10  See Notes to Financial Statements.

                                                      GRISANTI BROWN VALUE FUND
                                                  NOTES TO FINANCIAL STATEMENTS
                                                                 MARCH 31, 2008

NOTE 1. ORGANIZATION

The Grisanti Brown Value Fund (the "Fund") is a non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended. The Trust currently has twenty-eight investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: I Shares Class and Investor Class. The I Shares Class and the Investor Class commenced operations on October 21, 2005 and December 31, 2007, respectively. The Fund seeks capital appreciation, primarily through the purchase of U.S. equity securities, with an emphasis on absolute (positive) returns.

On November 15, 2007, the Forum Funds board of trustees approved management's request to change the name of the Steepleview Fund to Grisanti Brown Value Fund effective December 31, 2007. In conjunction with this name change the ticker for the I Shares Class was changed to GBVFX. Additionally, on December 31, 2007 the Fund opened the new Investor Class, which has a ticker of GBVVX.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are valued at the last quoted sales price or in the absence of a sale at the mean of the current bid and asked prices provided by independent pricing services. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. All premiums and discounts are amortized and accreted in accordance with generally accepted accounting principles. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

GRISANTI BROWN VALUE FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008


INCOME AND EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in an equitable manner.

The Fund's class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.

NEW ACCOUNTING PRONOUNCEMENTS - In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of March 31, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's Federal tax returns filed in the 3-year period ended September 30, 2007 remains subject to examination by the Internal Revenue Service.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

In March 2008, Statement of Financial Accounting Standards No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 161"), was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Grisanti Brown & Partners LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.85% of the Fund's average daily net assets.

DISTRIBUTION - Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, Citi Fund Services, LLC ("Citi") or its affiliated companies. The Fund has adopted a distribution plan in accordance with Rule 12b-1 of the 1940 Act. Under the Rule 12b-1 Plan, the Fund pays the Distributor and any other entity as authorized by the Board a fee of 0.25% of the average daily net assets. The Fund's I Shares Class has temporarily suspended the making of any payments under the Rule 12b-1 Plan. The Fund's I Shares Class may remove the suspension and make payments under the Rule 12b-1 plan at any time, subject to Board approval. For the six month period ended March 31, 2008, the Fund did not accrue or pay any 12b-1 related expenses.

OTHER SERVICES - Citi provides administration, portfolio accounting, and transfer agency services to the Fund. Certain employees of Citi are also officers of the Trust.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering Officer as well as certain additional compliance support functions to the Fund. FCS has no role in determining the investment policies of, or the securities to be purchased or sold by the Trust or the Fund. Certain officers or employees of FCS are also officers of the Trust. The Principal Executive Officer is an affiliate of the Distributor due to his ownership interest in the Distributor.

Pursuant to Board approval, beginning on June 2, 2008, as to fund accounting and fund administration, and on June 16, 2008, as to transfer agency, Atlantic Fund Administration, LLC ("Atlantic") will replace Citi as the provider of those services to the Fund.

                                                      GRISANTI BROWN VALUE FUND
                                                  NOTES TO FINANCIAL STATEMENTS
                                                                 MARCH 31, 2008

Beginning June 1, 2008, Atlantic will replace FCS as a provider of officers and compliance support services to the Fund. In connection with these changes in service providers, resignations of the Trust's existing officers, who have been provided to the Trust pursuant to agreements with Citi and FCS, will become effective and the existing officers will be replaced by officers provided by Atlantic.

NOTE 4. EXPENSE REIMBURSEMENTS AND WAIVER OF FEES

The Fund's Adviser has agreed to voluntarily waive its fees and/or reimburse Fund expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) exceed 0.99% of the Fund's I Shares Class' average daily net assets and 1.25% of the Fund's Investor Class' average daily assets. Voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the six month period ended March 31, 2008, the Adviser waived $96,862 and reimbursed $4,899.

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended March 31, 2008, were $10,768,413 and $18,526,738 respectively.

NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of September 30, 2007, distributable earnings (accumulated loss) on a tax basis were as follows:

               Undistributed Ordinary Income          $  300,319
               Undistributed Long-Term Gain            1,475,022
               Unrealized Appreciation (Depreciation)  6,952,350
                                                      ----------
               Total                                  $8,727,691
                                                      ==========

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

NOTE 7. CONCENTRATION RISK

The Fund could experience significant volatility greater than stock funds investing in a broader range of sectors, industries or securities. In addition, concentration of a significant portion of the Fund's assets in a single sector, industry or security exposes the Fund to greater market risk and potential losses than if those assets were more broadly diversified, as any negative development, such as an adverse economic, political or regulatory event, in an industry, sector or security in which Fund assets are overweighted will have a greater impact on the Fund relative to funds whose investments are invested in a broader range of sectors, industries or securities.

NOTE 8. OTHER INFORMATION

On March 31, 2008, one shareholder owns 21% of the outstanding shares of the Fund.

GRISANTI BROWN VALUE FUND
ADDITIONAL INFORMATION
MARCH 31, 2008

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (866) 775-8439 and on the SEC's website at www.sec.gov. The Fund's proxy voting records for the period of July 1, 2006 through June 30, 2007 is available, without charge and upon request, by calling (866) 775-8439 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

SHAREHOLDER EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 through March 31, 2008.

ACTUAL EXPENSES - The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                   BEGINNING        ENDING
                                                 ACCOUNT VALUE  ACCOUNT VALUE  EXPENSES PAID   ANNUALIZED
                                                OCTOBER 1, 2007 MARCH 31, 2008 DURING PERIOD* EXPENSE RATIO
                                                --------------- -------------- -------------- -------------
I SHARES CLASS
Actual Return                                      $1,000.00      $  835.25        $4.54          0.99%
Hypothetical Return (5% return before expenses)    $1,000.00      $1,020.05        $5.00          0.99%

INVESTOR CLASS
Actual Return                                      $1,000.00      $  874.02        $2.91          1.25%
Hypothetical Return (5% return before expenses)    $1,000.00      $1,018.75        $6.31          1.25%

------------------
* Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except for the Fund's Investor Class actual return information, which reflects the 89 day period between December 31, 2007, the date of the Class' inception, through March 31, 2008).

                                        [LOGO]

GrisantiBrown
  Value Fund

INVESTMENT ADVISER
Grisanti Brown & Partners LLC
45 Rockefeller Plaza, Suite 1709
New York, NY 10111

TRANSFER AGENT
Citi Fund Services, LLC
P.O. Box 182218
Columbus, OH 43218-2218

DISTRIBUTOR
Foreside Fund Services, LLC
Two Portland Square, 1/st/ Floor
Portland, ME 04101
www.foresides.com


                               WWW.GBPFUNDS.COM
                                  114-sr-0308

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included as part of report to stockholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds


By /s/ Simon D. Collier
   ---------------------------------------------
   Simon D. Collier, Principal Executive Officer

Date 5/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Simon D. Collier
   ---------------------------------------------
   Simon D. Collier, Principal Executive Officer

Date 5/29/2008


By /s/ Trudance. L.C. Bakke
   ------------------------------------------------
   Trudance L.C. Bakke, Principal Financial Officer

Date 5/29/2008